Other assets - Investments in convertible loans (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other assets
Convertible loan	€ 3,494	€ 3,560	€ 6,203
Total	5,136	7,519	4,093
Convertible loans
Other assets
Convertible loan	3,494	3,560	6,203
Total	€ 3,494	€ 3,560	€ 6,203